Prepaid expenses and deposits (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current:
Prepaid insurance and deposits	CAD 565	CAD 625
Prepaid lease payments	986	1,057
Prepaid expenses and deposits	CAD 1,551	CAD 1,682